INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
10.	INCOME TAXES
Income tax expense (benefit) of the Company consisted of:

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
Current income tax expense (benefit):
Federal	$7,422	$(530)	$4,420
State	323	1,174	302
Foreign	2,602	1,668	1,894

Total current income tax expense (benefit)	10,347	2,312	6,616
Deferred income tax expense (benefit):
Federal	823	7,136	(9,663)
State	(552)	(622)	(1,826)
Foreign	(189)	—	—

Total deferred income tax expense (benefit)	82	6,514	(11,489)

Total income tax expense (benefit)	$10,429	$8,826	$(4,873)

The Company’s income before income taxes was subject to taxes in the following jurisdictions:

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
United States	$(24,772)	$37,548	$(7,879)
Foreign	8,062	4,135	3,567

Income (loss) before income taxes	$(16,710)	$41,683	$(4,312)

Reported income tax expense (benefit) for the year ended December 31, 2021, 2020 and 2019 differs from the “expected” tax expense (benefit), computed by applying the U.S. Federal statutory income tax rate of 21% to income before income taxes as follows:

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
Expected tax expense (benefit) at U.S. Federal statutory rates	$(3,510)	$8,753	$(906)
State income tax expense (benefit)	(180)	335	(1,005)
Permanent tax differences	825	(53)	494
Global intangible low-taxed income	375	220	—
Foreign rate differential	719	389	369
Tax credit	(1,620)	(646)	(750)
Earn-outs	5,470	—	—
Change in fair value of warrants	6,842	—	—
Transaction costs	1,465	280	—
Other differences, net	43	(452)	(3,075)

Total income tax expense (benefit)	$10,429	$8,826	$(4,873)

The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and deferred tax liabilities consisted of the following:

	December 31,
	2021	2020
Deferred tax assets:
Reserves on assets	$8,140	$6,435
Liabilities not yet deductible	3,040	3,786
Interest expense limitation	7,863	5,491
Other	1,764	2,570

Total gross deferred tax assets	20,807	18,282
Deferred tax liabilities:
Tradename	32,713	31,962
Intangible assets	43,965	45,956
Goodwill	7,969	5,743
Inventory	—	832
Property, plant and equipment	6,205	5,125

Total gross deferred tax liabilities	90,852	89,618

Net deferred tax liabilities	$70,045	$71,336

Based on the Company’s projected pretax earnings, reversal of deferred tax liabilities and other relevant factors, management believes that it is more likely than not that the Company’s deferred tax assets at December 31, 2021 and 2020 will be realized.
As of December 31, 2021, the Company’s federal and state net operating loss carryforwards for income tax purposes were immaterial. A majority of the U.S. net operating loss carryforwards have no expiration date. The remaining state net operating loss carryforwards expire at various dates through 2035. The entire amount of federal net operating loss carryforward of $865 and a significant portion of state net operating loss carryforward of $566 relate to acquisitions, and, as a result, are limited in the amount that can be recognized in any one year.
Uncertain Tax Positions
Under the accounting rules for income taxes, the Company is not permitted to recognize the tax benefit attributable to a tax position unless such position is more likely than not to be sustained upon examination by taxing authorities, including resolution of any related appeals and litigation processes, based solely on the technical merits of the position. The Company did not have any uncertain tax positions for the year ended December 31, 2021.
The Company recognizes interest on liabilities for uncertain tax positions in interest expense and would recognize penalties, if any, in operating expenses in its consolidated statements of comprehensive income (loss). In 2021 and 2020, the Company has not recognized any amount of interest and penalties for uncertain tax positions in its consolidated statements of comprehensive income (loss).
The Company files federal, state, and
non-U.S.
tax returns in various foreign jurisdictions. For state and
non-U.S.
tax returns, the Company is generally no longer subject to tax examinations for years prior to 2012. For federal tax returns, the Company is no longer subject to tax examination for years prior to 2018. The federal tax returns for 2018 through 2020 remain open for examinations. State income tax returns remain open for examination in various states for tax years 2012 through 2020.
The Company’s tax policy is to comply with the laws, regulations, and filing requirements of all jurisdictions in which it conducts business. Management regularly engages in discussions and negotiations with tax authorities regarding tax matters in various jurisdictions. Although the timing of the resolutions and/or closures of audits is highly uncertain, it is reasonably possible, that certain U.S. federal and
non-U.S.
tax audits may be concluded within the next 12 months, which could significantly increase or decrease the balance of our gross unrecognized tax benefits. However, the estimated impact of income tax expense and net income is not expected to be significant.